Other Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income [Abstract]
Net gains related to non-current assets and disposal groups held for sale	€ (81)	€ 744	€ 237